RIGHT OF USE ASSETS - Reconciliation of right of use assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
RIGHT OF USE ASSETS
Beginning balance	€ 3,510
Amortization expense on right of use assets	1,106	€ 806
Ending balance	3,975	3,510
Cost
RIGHT OF USE ASSETS
Beginning balance	4,877	4,434
Additions	1,683	161
Modifications	5	836
Disposal	(125)	(633)
Effect of movement in exchange rates	(148)	79
Ending balance	6,292	4,877
Accumulated Amortization
RIGHT OF USE ASSETS
Beginning balance	(1,367)	(1,201)
Disposal	(63)	(633)
Effect of movement in exchange rates	93	7
Amortization expense on right of use assets	(1,106)	(806)
Ending balance	€ (2,317)	€ (1,367)